Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 999,207	$ 161,483	$ 4,986,130	$ 693,349	$ 372,924	$ 887,745
General and administrative expenses – related party	60,000	60,000	180,000	180,000	20,000	240,000
Franchise tax expenses	50,000	50,000	150,000	165,357	152,195	215,408
Loss from operations	(1,109,207)	(271,483)	(5,316,130)	(1,038,706)	(545,119)	(1,343,153)
Other income:
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs			205,275
Total other income	1,450,959	1,319,402	7,925,117	1,731,894
Income from investments held in Trust Account	1,450,959	1,319,402	7,719,842	1,731,894	895	4,187,504
Income before provision for income taxes	341,752	1,047,919	2,608,987	693,188	(544,224)	2,844,351
Provision for income taxes	(294,202)	(266,575)	(1,411,997)	(297,200)		(802,367)
Net income (loss)	$ 47,550	$ 781,344	$ 1,196,990	$ 395,988	$ (544,224)	$ 2,041,984
Class A Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	10,608,178	28,750,000	21,440,108	28,750,000	1,822,183	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0.02	$ 0.04	$ 0.01	$ (0.07)	$ 0.06